Sales Financing Receivables And Loan Receivables (Schedule Of Finance Income And Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sales Financing Receivables And Loan Receivables [Abstract]
Finance income	¥ 20,679	¥ 18,964	¥ 20,128
Finance expenses	¥ 6,078	¥ 6,699	¥ 8,773